As filed with the Securities and Exchange Commission on January 11, 2013
Securities Act Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.              Post-effective Amendment No.
(Check appropriate box or boxes)
AIM GROWTH SERIES (INVESCO GROWTH SERIES)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

Peter Davidson, Esquire	Matthew R. DiClemente, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on February 11, 2013, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A, Class B, Class C and Class Y shares of Invesco Growth Allocation Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

February 20, 2013
Dear Shareholder,
     Invesco is continually reviewing its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
     As a result of this review process, the Invesco Funds Boards have approved a realignment of seven Invesco Funds, subject to shareholder approval.
     The independent trustees of the Invesco Funds Boards believe that the reorganization of your Fund proposed in the accompanying proxy statement/prospectus is in the best interest of the Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.
     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM Growth Series (Invesco Growth Series)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 24, 2013
A special meeting (the “Meeting”) of the shareholders of the Invesco Leaders Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Trust”), will be held on April 24, 2013, at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 to vote on the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Growth Allocation Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
Shareholders of record as of the close of business on January 24, 2013, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve the proposal.
The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.
The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.
Mr. Philip Taylor
President and Principal Executive Officer
   , 2013

AIM Growth Series (Invesco Growth Series)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
        , 2013
Introduction
This Proxy Statement/Prospectus contains information that shareholders of the Invesco Leaders Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Invesco Growth Allocation Fund (the “Acquiring Fund”), which is a series of the Trust. The Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”
A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 on April 24, 2013, at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:
To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges will be imposed in connection with the Reorganization.
The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 24, 2013, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about February 20, 2013, to all shareholders eligible to vote on the Reorganization.
The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.
Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund dated April 30, 2012, as amended, is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders — containing audited financial statements for the most recent fiscal year — and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.
Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, or calling (800) 959-4246.
You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Page
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote “FOR” the Agreement.
What are the reasons for the proposed Reorganization?
Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), is continually reviewing its product line to sharpen its offerings to investors. The Reorganization proposed in this Proxy Statement/Prospectus is a result of this review and is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization is in the best interests of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

How do the Funds’ investment objectives, principal investment strategies and risks compare?
The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Invesco Leaders Fund (Target Fund)	Invesco Growth Allocation Fund (Acquiring Fund)
Capital appreciation. The Fund’s secondary investment objective is income.	Long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund invests approximately 20%-25% of its total assets in alternative asset classes and investment strategies which may include commodities, while the Target Fund generally does not invest in such asset classes or strategies. In addition, the Acquiring Fund, which invests in multiple underlying funds, has adopted a fundamental investment restriction to operate as a diversified fund. The Target Fund, which invests in only three underlying funds, is a non-diversified fund and has not adopted a fundamental investment restriction relating to diversification. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds are not exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. Note that pro forma total expenses (including Acquired Fund Fees and Expenses) of the Acquiring Fund are expected to be higher than the total expenses (including Acquired Fund Fees and Expenses) of the Target Fund. Acquiring Fund Fees and Expenses are not borne directly by the Funds; rather, they are borne indirectly through investments in underlying funds. Excluding Acquired Fund Fees and Expenses, the pro forma direct expenses of the Acquiring Fund are expected to be lower than the direct expenses of the Target Fund.
Expense Tables and Expense Examples*

	Current		Pro Forma
			Invesco Leaders
			Fund
			+
			Invesco
			Growth Allocation
	Invesco	Invesco	Fund
	Leaders	Growth Allocation	(assumes
	Fund	Fund	Reorganization is
	(Target Fund)	(Acquiring Fund)	completed)
	Class A	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None	None	None
Distribution and Service (12b-1) Fees	0.25	0.25	0.25
Other Expenses	0.43	0.33	0.34
Acquired Fund Fees and Expenses	0.58	0.78	0.78
Total Annual Fund Operating Expenses	1.26	1.36	1.37

	Current		Pro Forma
			Invesco Leaders
			Fund
			+
			Invesco
			Growth Allocation
	Invesco	Invesco	Fund
	Leaders	Growth Allocation	(assumes
	Fund	Fund	Reorganization is
	(Target Fund)	(Acquiring Fund)	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None	None	None
Distribution and Service (12b-1) Fees	1.00	1.00	1.00
Other Expenses	0.43	0.33	0.34
Acquired Fund Fees and Expenses	0.58	0.78	0.78
Total Annual Fund Operating Expenses	2.01	2.11	2.12

	Current		Pro Forma
			Invesco Leaders
			Fund
			+
			Invesco
			Growth Allocation
	Invesco	Invesco	Fund
	Leaders	Growth Allocation	(assumes
	Fund	Fund	Reorganization is
	(Target Fund)	(Acquiring Fund)	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None	None	None
Distribution and Service (12b-1) Fees	1.00	1.00	1.00
Other Expenses	0.43	0.33	0.34
Acquired Fund Fees and Expenses	0.58	0.78	0.78
Total Annual Fund Operating Expenses	2.01	2.11	2.12

	Current		Pro Forma
Invesco Leaders
Fund
+
Invesco
Growth Allocation
	Invesco	Invesco	Fund
	Leaders	Growth Allocation	(assumes
	Fund	Fund	Reorganization is
	(Target Fund)	(Acquiring Fund)	completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	None	None	None
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.43	0.33	0.34
Acquired Fund Fees and Expenses	0.58	0.78	0.78
Total Annual Fund Operating Expenses	1.01	1.11	1.12

*	Expense ratios reflect annual fund operating expenses for the fiscal year disclosed in the Funds’ current prospectuses of the Target Fund (December 31, 2011) and the Acquiring Fund (December 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of January 1, 2011 and do not include the estimated costs of the Reorganization. The estimated Reorganization costs that the Target Fund will bear are $130,000. Invesco Advisers estimates that shareholders will recoup these costs through reduced direct expenses (not including Acquired Fund Fees and Expenses) in 9 months or less. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

(1)	The Funds do not pay a management fee, however, Invesco Advisers receives a management fee from the underlying Invesco Funds in which the Funds invest.
Expense Example
This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization are also provided. All costs are based upon the information set forth in the Fee Tables above.
The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Invesco Leaders Fund (Target) — Class A	$671	$928	$1,204	$1,989
Invesco Growth Allocation (Acquiring) — Class A	681	957	1,254	2,095
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	682	960	1,259	2,106
Invesco Leaders Fund (Target) — Class B	704	930	1,283	2,144
Invesco Leaders Fund (Target) — Class B (if you did not redeem your shares)	204	630	1,083	2,144
Invesco Growth Allocation Fund (Acquiring) — Class B	714	961	1,334	2,250
Invesco Growth Allocation Fund (Acquiring) — Class B (if you did not redeem your shares)	214	661	1,134	2,250
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	715	964	1,339	2,261
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	215	664	1,139	2,261
Invesco Leaders Fund (Target) — Class C	304	630	1,083	2,338
Invesco Leaders Fund (Target) — Class C (if you did not redeem your shares)	204	630	1,083	2,338
Invesco Growth Allocation Fund (Acquiring) — Class C	314	661	1,134	2,441
Invesco Growth Allocation Fund (Acquiring) — Class C (if you did not redeem your shares)	214	661	1,134	2,441
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	315	664	1,139	2,452
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	215	664	1,139	2,452
Invesco Leaders Fund (Target) — Class Y	103	322	558	1,236
Invesco Growth Allocation Fund (Acquiring) — Class Y	113	353	612	1,352
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	114	356	617	1,363

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.
Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.
During the fiscal year ended December 31, 2011, the Acquiring Fund’s portfolio turnover rate was 27% of the average value of the portfolio. During the fiscal year ended December 31, 2011, the Target Fund’s portfolio turnover rate was 7% of the average value of the portfolio.
How do the performance records of the Funds compare?
The performance history of each Fund for certain periods as of November 30, 2012 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class, Class A, to the performance history of the comparable class of the Target Fund. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*	1 Year	5 Year	Since Inception
Invesco Growth Allocation Fund (Acquiring Fund) — Class A (inception date: 4/30/2004)
Return Before Taxes	6.38%	-1.61%	4.46%
Return After Taxes on Distributions	6.21	-2.23	3.94
Return After Taxes on Distributions and Sale of Fund Shares	4.20	-1.55	3.71
Invesco Leaders Fund (Target Fund) — Class A (inception date: 2/27/2006 )(1)
Return Before Taxes	7.38%	-1.86%	1.44%
Return After Taxes on Distributions	6.94	-2.35	1.01
Return After Taxes on Distributions and Sale of Fund Shares	4.87	-1.71	1.11

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

(1)	The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management, Inc. and was reorganized into the Target Fund on June 1, 2010. The returns shown for periods after June 1, 2010, are those of the Target Fund. The returns of the Target Fund are different from the predecessor fund as they had different expenses and sales charges.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms for each Fund. Neither the Target Fund nor the Acquiring Fund pays an investment advisory fee, however, Invesco Advisers is paid an advisory fee from the underlying Invesco Funds in which the Funds invest. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of November 30, 2012, Invesco Advisers had $370 billion under management. Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.
The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd.;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.
Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially similar services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?
The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.
How do the Funds’ sales charges and distribution arrangements compare?
The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.
A large portion of the Target Fund’s portfolio assets will be sold in connection with the Reorganization as distinct from normal portfolio turnover. Such repositioning of the Target Fund’s portfolio assets will occur immediately before the Closing of the Reorganization. This may result in the realization of capital gains, reduced by any available capital loss carryovers, that would be distributed to shareholders. A further discussion of the potential tax impact of such sales of portfolio assets is included under “The Proposed Reorganization — Federal Income Tax Considerations” in this Proxy Statement/Prospectus.
When is the Reorganization expected to occur?
If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around July 15, 2013.
How do I vote on the Reorganization?
There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of the Target Fund do not approve the Reorganization?
If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.
What if I do not wish to participate in the Reorganization?
If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
The principal investment strategies for the Target Fund and the Acquiring Fund are similar. Both Funds are a “fund of funds” and invest their assets in other underlying mutual funds advised by Invesco Advisers, and the Acquiring Fund also invests in exchange-traded funds (“ETFs”) advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”) or other unaffiliated funds (together, the “underlying funds”). Invesco Advisers and PowerShares Capital are affiliates of each other, as they both are indirect wholly owned subsidiaries of Invesco.
To achieve its investment objective, the Target Fund invests on a fixed percentage allocation basis approximately a third of its assets in three specific Invesco mutual funds. The underlying funds of the Target Fund invest primarily in U.S. and foreign equity securities and fixed income securities and can use certain derivatives, such as options, futures and forward foreign currency contracts, in managing the portfolios. The Acquiring Fund’s target allocation to invest approximately 65%-75% of its total assets in underlying funds that invest primarily in equity securities (“equity funds”), approximately 5%-10% of its total assets in underlying funds that invest primarily in fixed-income securities (“fixed-income funds”), and approximately 20%-25% of its total assets in alternative asset classes and investment strategies which may include commodities (together, “alternative investments”).
Approximately 25%-30% of the Acquiring Fund’s assets will be allocated to underlying funds that invest primarily in foreign securities, and approximately 5%-7% of the Acquiring Fund’s assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities. The Target Fund generally does not invest in commodities or other alternative investments.
Unlike the Target Fund, up to 20% of the Acquiring Fund’s assets may be invested in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.
In addition, the Acquiring Fund, which invests in multiple underlying funds, has adopted a fundamental investment restriction to operate as a diversified fund. The Target Fund, which invests in only three underlying funds, is a non-diversified fund and has not adopted a fundamental investment restriction relating to diversification.
Certain underlying funds of the Acquiring Fund may also invest in synthetic securities that have economic characteristics similar to such underlying fund’s direct investments. In attempting to meet their investment objectives, certain underlying funds of the Acquiring Fund engage in active and frequent trading of portfolio securities.
Comparison of Principal Risks of Investing in the Funds
The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with the Target Fund and the Acquiring Fund. The principal risks of the Funds are similar. For more detailed information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.
Principal Risks of the Funds
As with all mutual funds, investing in the Funds involves risks. There is no guarantee against losses resulting from an investment in the Funds, or that either Fund will achieve its investment objective. The risks associated with an investment in a Fund can increase during times of significant market volatility. In addition to the foregoing, the Funds are subject to the following principal risks:

Principal Risk	Funds Subject to Risk
Management Risk. The investment techniques and risk analysis used by the Funds’ and the underlying funds’ portfolio managers may not produce the desired results.	Both Funds

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Both Funds

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time. In addition, a Fund will bear its proportionate share of the expenses of the underlying funds. In selecting among the underlying funds (which are also advised by Invesco Advisers), Invesco Advisers is subject to the potential conflict of interest presented because the fees paid by some underlying funds to the Invesco Advisers are higher than the fees paid by other underlying funds.
Both Funds

Principal Risk	Funds Subject to Risk
The Acquiring Fund is also subject to allocation risk which is the Fund’s ability to achieve its investment objective depends upon Invesco Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of underlying funds. Invesco Advisers’ evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected underlying funds may be incorrect in view of actual market conditions. Allocation risk is not a principal risk of the Target Fund, since the Target Fund invests in a fixed percentage allocation basis.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Target Fund
Additional Principal Risks
In addition to the principal risks of each Fund described above, each Fund is subject to the principal risks associated with the specific underlying funds in which it invests. The principal risks of the underlying funds of each Fund are similar. The Funds invest in different underlying funds, and, therefore, are subject to different risks, as described below:

Principal Risk of Underlying Funds	Funds Subject to Risk
Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Acquiring Fund

Call Risk. If interest rates fall, it is possible that issuers of income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from these securities would likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in income and distributions to shareholders.
Both Funds

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the “Subsidiary”). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The
Acquiring Fund

Principal Risk of Underlying Funds	Funds Subject to Risk
commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
Acquiring Fund

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Acquiring Fund

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
Both Funds

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Both Funds

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Both Funds

Principal Risk of Underlying Funds	Funds Subject to Risk
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Both Funds

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.	Both Funds

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. An Underlying Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.
Both Funds

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Both Funds

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying
Acquiring Fund

Principal Risk of Underlying Funds	Funds Subject to Risk
fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. An investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Acquiring Fund

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Both Funds

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Acquiring Fund

Income Risk. The ability of the Underlying Funds’ equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on the Underlying Funds’ debt securities generally is affected by prevailing interest rates, which can vary widely over the short-and long-term.
Both Funds

Principal Risk of Underlying Funds	Funds Subject to Risk
Geographic Concentration Risk. Because certain underlying funds emphasize investments in issuers in the developed countries of Western Europe, Japan and, for underlying funds of the Acquiring Fund only, the Pacific Basin, these underlying funds’ performance is expected to be closely tied to social, political and economic conditions within countries in those regions and to be more volatile than the performance of more geographically diversified funds.
Both Funds

Investing in European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.
Both Funds

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.
Both Funds

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Acquiring Fund

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Both Funds

Large Investor Risk. An underlying fund may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. From time to time, an underlying fund may experience large investments or redemptions due to allocations or rebalancings by these funds
Acquiring Fund

Principal Risk of Underlying Funds	Funds Subject to Risk
of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, an underlying fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
Acquiring Fund

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.	Acquiring Fund

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.
Acquiring Fund

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing the fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an underlying fund and the underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
Acquiring Fund

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.
Acquiring Fund

Principal Risk of Underlying Funds	Funds Subject to Risk
Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Both Funds

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.	Both Funds

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Both Funds

Small- and Mid-Capitalization Risk. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Both Funds

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not
Acquiring Fund

Principal Risk of Underlying Funds	Funds Subject to Risk
subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Acquiring Fund

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of Invesco Balanced-Risk Allocation Fund, an underlying fund, from certain commodity-linked derivatives was treated as non-qualifying income, Invesco Balanced-Risk Allocation Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, Invesco Balanced-Risk Allocation Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Invesco Balanced-Risk Allocation Fund has received private letter rulings from the Internal Revenue Service confirming that income derived from its investments in the Subsidiary and a form of commodity-linked note constitutes qualifying income to Invesco Balanced-Risk Allocation Fund. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of Invesco Balanced-Risk Allocation Fund’s use of commodity-linked notes, or the Subsidiary, it could limit Invesco Balanced-Risk Allocation Fund’s ability to pursue its investment strategy. In this event Invesco Balanced-Risk Allocation Fund’s Board of Trustees may authorize a significant change in investment strategy or fund liquidation. In lieu of potential disqualification, Invesco Balanced-Risk Allocation Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in
Acquiring Fund

Principal Risk of Underlying Funds	Funds Subject to Risk
general, are limited to those due to reasonable cause and not willful neglect for taxable years of Invesco Balanced-Risk Allocation Fund with respect to which the extended due date of the return is after December 22, 2010. Invesco Balanced-Risk Allocation Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Invesco Balanced-Risk Allocation Fund’s SAI.

As a regulated investment company, Invesco Premium Income Fund, an underlying fund, must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code. Invesco Premium Income Fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging Invesco Premium Income Fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in Invesco Premium Income Fund being unable to qualify as a regulated investment company for one or more years. In this event, Invesco Premium Income Fund’s Board may authorize a significant change in investment strategy or fund liquidation. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of Invesco Premium Income Fund and may result in its failure to qualify as a regulated investment company. For more information, please see the “Dividends, Distributions and Tax section in the Invesco Premium Income Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.
Acquiring Fund

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.
Both Funds

Comparison of Fundamental and Non-Fundamental Investment Restrictions
Each Fund has adopted fundamental investment restrictions concerning, among other things, concentration of investments in the securities of investment companies, borrowing and loaning money, and investing in real estate and commodities. In addition, the Acquiring Fund has adopted a fundamental investment restriction to operate as a diversified fund. The Target Fund is a non-diversified fund and has not adopted a fundamental investment restriction relating to diversification. Except for diversification, the fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by the Board.
Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
Class Structure. Each Fund offers multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.
The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund	Acquiring Fund
Share Classes	Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares of the Acquiring Fund in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
Sales Charges. The sales charge schedule (if any) of each share class of the Target Fund is the same as the sales charge schedule (if any) of the corresponding share class of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are the same between the Funds. Class Y shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y shares imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.
You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.
Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B and Class C shares. Class Y shares of the Funds are not subject to the Distribution Plans.
Pursuant to the Target Fund’s Distribution Plan, the Target Fund is authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares and at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.
The Distribution Plans for the Acquiring Fund and the Target Fund are similar except that IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares and 1.00% for Class B and Class C shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement” type Distribution Plan.
The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.
Comparison of Purchase and Redemption Procedures
The purchase procedures employed by the Target Fund and the Acquiring Fund are the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
The Acquiring Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. The Target Fund generally declares and pays dividends from net income, if any, quarterly and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Acquiring Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.
Pending Litigation
There is no material litigation affecting the Funds. Detailed information concerning other pending litigation can be found in each Fund’s SAI.
Where to Find More Information
For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.
THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.
If shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will be the corresponding class or classes of Target Fund shares that shareholders hold, as described above under

“ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Share Classes and Distribution Arrangements.”
The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around July 15, 2013 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
The Reorganization is part of a larger group of Invesco Fund reorganizations, which are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create additional scale in the resulting funds. The Board created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately in October 2012 and December 2012, to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including considering a recommendation by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund, and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) short-term and long-term investment performance; (5) the current expense ratios and expense structures, including the absence of any contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base and greater viability; and (ii) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganization and other Invesco Fund reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined fund to promote additional asset growth.
The Board further considered that (i) the investment objective, strategies and related risks of the Funds are similar, except that the Target Fund invests in three underlying funds whereas the Acquiring Fund invests in a large number of (currently eleven) underlying funds; (ii) the Funds have the same portfolio management team; and (iii) excluding Acquired Fund Fees and Expenses, the pro forma direct expense ratio of the Acquiring Fund are expected to be lower than the direct expense ratios of the corresponding classes of the Target Fund.
Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a compatible fund to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the future growth in assets and greater viability facilitated by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the

Acquiring Fund and that no dilution would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on December 5, 2012.
Federal Income Tax Considerations
The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”
Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
Prior to the Closing of the Reorganization, the Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend payable at or near the time of Closing to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2013 calendar year and would be taxable to shareholders in such year.
Up to sixty-six percent (66%) of the Target Fund’s portfolio assets will be sold in connection with the Reorganization as distinct from normal portfolio turnover. Such repositioning of the Target Fund’s portfolio assets will occur immediately before the Closing of the Reorganization. These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time. Based on net unrealized appreciation in portfolio investments at June 30, 2012 of $12.4 million and available capital loss carryovers of $72.8 million, the Target Fund is not expected to realize any material amounts of net capital gain as a result of the repositioning of its portfolio. The Target Fund will not incur any transaction costs, such as commissions, due to the repositioning.
The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in the Reorganization (e.g., in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of the Target Fund’s capital loss carryovers that are subject to an eight-year carryover period because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization.
The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

		Invesco
	Invesco	Growth Allocation
	Leaders Fund	Fund
	(Target Fund)	(Acquiring Fund)
	(000,000s)	(000,000s)
	at 6/30/2012	at 6/30/2012
Aggregate capital loss carryovers(1)	$(72.8)	$(220.0)
Unrealized net appreciation (depreciation) in investments on a tax basis	$12.4	$56.6
Aggregate net asset value	$168.7	$854.7
Approximate annual limitation(2)	$4.8	N/A

(1)	As of December 31, 2011.

(2)	Based on the long-term tax-exempt rate for ownership changes during December 2012 of 2.87
Based upon the Target Fund’s capital loss position at June 30, 2012, the annual limitation on the use of the Target Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Fund following the Reorganization has proportionately greater net unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at June 30, 2012 is 7% compared to the Acquiring Fund at June 30, 2012 of 7%, and on a combined basis of 7%.
Costs of the Reorganization
The total costs of the Reorganization for the Acquiring Fund are estimated to be $30,000. The total estimated costs of the Reorganization for the Target Fund, as well as the proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are estimated to be $130,000 and $21,000, respectively. Invesco Advisers will bear the Reorganization costs of the Acquiring Fund. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus, and fees associated with the proxy solicitation but do not include any portfolio transaction costs, such as brokerage fees and foreign stock transfer tax, arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about February 20, 2013, to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 24, 2013 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on January 24, 2013, can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.
Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment
A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.
Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, abstentions and broker non-votes will have the same effect as a vote against the Agreement because its approval requires the affirmative vote of a percentage of the outstanding shares of the Target Fund, as opposed to a percentage of votes cast.
Proxy Solicitation
The Target Fund has engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “THE PROPOSED REORGANIZATION — Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund, Invesco Advisers or its affiliates or the Solicitor may also solicit proxies by telephone, facsimile, or personal interview. The Target Fund’s officers may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.
Other Meeting Matters
Management is not aware of any matters to be presented at the Meeting other than as discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as the Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees
A list of the name, address, and percent ownership of each person who, as of January 24, 2013, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
The following table sets forth as of June 30, 2012, for the Reorganization, the total net assets, number of shares outstanding, and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

					Invesco Growth
	Invesco Leaders	Invesco Growth			Allocation Fund
	Fund	Allocation Fund	Pro Forma		(Acquiring Fund)
	(Target Fund) (4)	(Acquiring Fund) (4)	Adjustments (2) (4)		(pro forma) (4)
Net assets (all classes)(1)	$168,678,916	$854,729,060	$(130,000)		$1,023,277,976
Class A net assets	$114,968,236	$567,587,948	$(88,605)		$682,467,579
Class A shares outstanding	12,432,017	49,872,396	(2,334,693	)(3)	59,969,720
Class A net asset value per share	$9.25	$11.38	$—		$11.38
Class B net assets	$37,744,130	$103,174,975	$(29,089)		$140,890,016
Class B shares outstanding	4,084,725	9,181,320	(729,407	)(3)	12,536,638
Class B net asset value per share	$9.24	$11.24	$—		$11.24
Class C net assets	$15,675,278	$127,103,773	$(12,081)		$142,766,970
Class C shares outstanding	1,717,055	11,309,178	(323,405	)(3)	12,702,828
Class C net asset value per share	$9.13	$11.24	$—		$11.24
Class Y net assets	$291,272	$2,448,596	$(225)		$2,739,643
Class Y shares outstanding	31,500	215,230	(5,916	)(3)	240,814
Class Y net asset value per share	$9.25	$11.38	$—		$11.38

1.	The Target Fund and the Acquiring Fund currently offer Class A, Class B, Class C and Class Y shares. The Acquiring Fund also currently offers Class R, Class S and Class R5 shares.

2.	The Target Fund is expected to incur $130,000 in Reorganization costs and will bear 100% of those costs. The Acquiring Fund is expected to incur $30,000 in Reorganization costs and Invesco Advisers will bear 100% of those costs. As a result Net Assets have been adjusted for the Target Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets..

3.	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share assuming the Reorganization would have taken place on June 30, 2012.

4.	Unaudited.
Dissenters’ Rights
If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable contingent deferred sales charges.
Shareholder Proposals
The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.
WHERE TO FIND ADDITIONAL INFORMATION
This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-02699.
Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at

450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A
OUTSTANDING SHARES OF THE TARGET FUND
As of January 24, 2013, there were the following number of shares outstanding of each class of the Target Fund:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco Leaders Fund
Class A
Class B
Class C
Class Y

A-1

EXHIBIT B
OWNERSHIP OF THE TARGET FUND
Significant Holders
Listed below are the name, address, and percent ownership of each person who, as of January 24, 2013, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent			Number	Percent
	Class of	of Shares	Owner of		Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*	Name and Address	Shares	Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of January 24, 2013.

B-1

EXHIBIT C
OWNERSHIP OF THE ACQUIRING FUND
Significant Holders
Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 24, 2013.

C-1

EXHIBIT D
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2013 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that the Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, with respect to each Target Fund separately, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.
     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to the Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.
     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. The Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to the Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Acquiring Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer or the Acquiring Entity stating that all such taxes have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the corresponding Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this

Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;
     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the

Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to the Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
     (i) It is the intention of the parties that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the

Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

     (f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.
9.	FEES AND EXPENSES
     9.1. Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.
10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in their respective Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.		AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds),

By:
Name:
Title:	AIM Tax-Exempt Funds
   (Invesco Tax-Exempt Funds),
AIM Counselor Series Trust
   (Invesco Counselor Series Trust),
AIM Growth Series (Invesco Growth Series),
AIM Variable Insurance Funds
   (Invesco Variable Insurance Funds),
each on behalf of its respective series identified on Exhibit A hereto

By:

Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date
Invesco Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Municipal Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Investor Class	Investor Class	July 15, 2013

Invesco Growth Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Leaders Fund, a series of AIM Growth Series (Invesco Growth Series)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Leisure Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013

Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Constellation Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class Y	Class Y	July 15, 2013

Acquiring Fund (and share classes)	Corresponding Target Fund (and
and Acquiring Entity	share classes) and Target Entity	Closing Date
Invesco High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class A	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Dynamics Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class R6	Class R6	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013

Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. High Yield Securities Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Series I	Series I	April 29, 2013
Series II	Series II	April 29, 2013

Schedule 1.2(c)

Excluded Liabilities
None

Schedule 8.6
Tax Opinions
(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E
FINANCIAL HIGHLIGHTS
The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month reporting period. The information for the six-month semi-annual reporting period is unaudited. Each Fund’s fiscal year end is December 31, and, accordingly, each Fund’s financial highlights table below contains information for the six-month period ended June 30, 2012.

Target Fund – Invesco Leaders Fund

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed(b)		absorbed(b)		net assets(b)		turnover(c)

Class A
Six months ended 06/30/12	$8.75	$0.04	$0.53	$0.57	$(0.07)	$—	$(0.07)	$9.25	6.51	%(d)	$114,968	0.50	%(e)	0.72	%(e)	0.82	%(e)	2%
Year ended 12/31/11	9.23	0.17	(0.48)	(0.31)	(0.17)	—	(0.17)	8.75	(3.39	)(d)	116,194	0.50		0.68		1.81		7
Nine months ended 12/31/10	8.76	0.09	0.49	0.58	(0.11)	—	(0.11)	9.23	6.70	(d)	137,607	0.50	(f)	0.70	(f)	1.37	(f)	4
Year ended 03/31/10	5.90	0.11	2.89	3.00	(0.14)	—	(0.14)	8.76	51.13	(g)	149,281	0.50		0.76		1.38		9
Year ended 03/31/09	10.49	0.19	(4.25)	(4.06)	(0.16)	(0.37)	(0.53)	5.90	(39.27	)(g)	109,881	0.50		0.73		2.21		21
Year ended 03/31/08	11.26	0.16	(0.68)	(0.52)	(0.15)	(0.10)	(0.25)	10.49	(4.77	)(g)	201,430	0.50		0.57		1.42		3

Class B
Six months ended 06/30/12	8.74	0.00	0.53	0.53	(0.03)	—	(0.03)	9.24	6.11	(d)	37,744	1.25	(e)	1.47	(e)	0.07	(e)	2
Year ended 12/31/11	9.22	0.10	(0.48)	(0.38)	(0.10)	—	(0.10)	8.74	(4.12	)(d)	39,899	1.25		1.43		1.06		7
Nine months ended 12/31/10	8.76	0.04	0.48	0.52	(0.06)	—	(0.06)	9.22	5.99	(d)	51,495	1.25	(f)	1.45	(f)	0.64	(f)	4
Year ended 03/31/10	5.90	0.05	2.89	2.94	(0.08)	—	(0.08)	8.76	50.02	(g)	52,751	1.25		1.51		0.64		9
Year ended 03/31/09	10.48	0.12	(4.23)	(4.11)	(0.10)	(0.37)	(0.47)	5.90	(39.65	)(g)	36,265	1.25		1.49		1.49		21
Year ended 03/31/08	11.25	0.08	(0.69)	(0.61)	(0.06)	(0.10)	(0.16)	10.48	(5.49	)(g)	62,594	1.25		1.32		0.66		3

Class C
Six months ended 06/30/12	8.64	0.00	0.52	0.52	(0.03)	—	(0.03)	9.13	6.06	(d)	15,675	1.25	(e)	1.47	(e)	0.07	(e)	2
Year ended 12/31/11	9.18	0.10	(0.47)	(0.37)	(0.17)	—	(0.17)	8.64	(4.03	)(d)	15,776	1.25		1.43		1.07		7
Nine months ended 12/31/10	8.75	0.04	0.49	0.53	(0.10)	—	(0.10)	9.18	6.12	(d)	20,211	1.16	(f)	1.36	(f)	0.70	(f)	4
Year ended 03/31/10	5.90	0.05	2.88	2.93	(0.08)	—	(0.08)	8.75	49.88	(g)	23,173	1.25		1.51		0.61		9
Year ended 03/31/09	10.48	0.12	(4.23)	(4.11)	(0.10)	(0.37)	(0.47)	5.90	(39.65	)(g)	19,113	1.25		1.47		1.37		21
Year ended 03/31/08	11.25	0.07	(0.68)	(0.61)	(0.06)	(0.10)	(0.16)	10.48	(5.49	)(g)	43,984	1.25		1.32		0.65		3

Class Y(h)
Six months ended 06/30/12	8.75	0.05	0.53	0.58	(0.08)	—	(0.08)	9.25	6.64	(d)	291	0.25	(e)	0.47	(e)	1.07	(e)	2
Year ended 12/31/11	9.23	0.19	(0.48)	(0.29)	(0.19)	—	(0.19)	8.75	(3.15	)(d)	228	0.25		0.43		2.06		7
Nine months ended 12/31/10	8.77	0.11	0.47	0.58	(0.12)	—	(0.12)	9.23	6.78	(d)	199	0.25	(f)	0.45	(f)	1.76	(f)	4
Year ended 03/31/10	5.90	0.13	2.90	3.03	(0.16)	—	(0.16)	8.77	51.68	(g)	201	0.25		0.51		1.68		9
Year ended 03/31/09	10.49	0.21	(4.25)	(4.04)	(0.18)	(0.37)	(0.55)	5.90	(39.12	)(g)	161	0.25		0.47		2.45		21
Year ended 03/31/08	11.27	0.19	(0.69)	(0.50)	(0.18)	(0.10)	(0.28)	10.49	(4.62	)(g)	335	0.25		0.32		1.66		3

(a)	Calculated using average shares outstanding.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fees from underlying funds were 0.58%, 0.58%, 0.63%, 0.75%, 0.76% and 0.69% for the six months ended June 30, 2012, the year ended December 31, 2011, the nine months ended December 31, 2010 and the years ended March 31, 2010, 2009, and 2008, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $119,163, $39,888, $16,094 and $254 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the Class I shares of the predecessor fund was reorganized into Class Y shares of the Fund.

Acquiring Fund – Invesco Growth Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					assets with		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income (loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$10.73	$0.02	$0.63	$0.65	$—	$—	$—	$11.38	6.06%	$567,588	0.37	%(e)	0.55	%(e)	0.45	%(e)	5%
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	—	(0.25)	10.73	(1.13)	556,456	0.40		0.58		1.58		28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	—	(0.21)	11.10	12.91	285,192	0.46		0.61		1.69		73
Year ended 12/31/09	7.76	0.18	2.24	2.42	(0.16)	—	(0.16)	10.02	31.22	269,062	0.46		0.68		2.13		28
Year ended 12/31/08	14.21	0.14	(5.91)	(5.77)	(0.01)	(0.67)	(0.68)	7.76	(40.62)	258,136	0.46		0.59		1.16		16
Year ended 12/31/07	13.73	0.22	0.83	1.05	(0.19)	(0.38)	(0.57)	14.21	7.75	486,834	0.47		0.56		1.53		5

Class B
Six months ended 06/30/12	10.64	(0.02)	0.62	0.60	—	—	—	11.24	5.64	103,175	1.12	(e)	1.30	(e)	(0.30	)(e)	5
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.64	(1.79)	110,133	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	69,723	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	73,887	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	65,395	1.21		1.34		0.41		16
Year ended 12/31/07	13.64	0.11	0.82	0.93	(0.09)	(0.38)	(0.47)	14.10	6.89	129,577	1.22		1.31		0.78		5

Class C
Six months ended 06/30/12	10.64	(0.02)	0.62	0.60	—	—	—	11.24	5.64	127,104	1.12	(e)	1.30	(e)	(0.30	)(e)	5
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.64	(1.79)	124,789	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	74,096	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	72,462	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	59,190	1.21		1.34		0.41		16
Year ended 12/31/07	13.63	0.11	0.83	0.94	(0.09)	(0.38)	(0.47)	14.10	6.97	102,941	1.22		1.31		0.78		5

Class R
Six months ended 06/30/12	10.71	0.01	0.62	0.63	—	—	—	11.34	5.88	23,630	0.62	(e)	0.80	(e)	0.20	(e)	5
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	—	(0.20)	10.71	(1.32)	21,917	0.65		0.83		1.33		28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	—	(0.19)	11.05	12.61	14,761	0.71		0.86		1.44		73
Year ended 12/31/09	7.73	0.16	2.22	2.38	(0.13)	—	(0.13)	9.98	30.81	13,034	0.71		0.93		1.88		28
Year ended 12/31/08	14.18	0.11	(5.88)	(5.77)	(0.01)	(0.67)	(0.68)	7.73	(40.70)	8,386	0.71		0.84		0.91		16
Year ended 12/31/07	13.70	0.19	0.83	1.02	(0.16)	(0.38)	(0.54)	14.18	7.52	12,231	0.72		0.81		1.28		5

Class S
Six months ended 06/30/12	10.73	0.03	0.62	0.65	—	—	—	11.38	6.06	30,739	0.27	(e)	0.45	(e)	0.55	(e)	5
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	—	(0.27)	10.73	(0.96)	30,420	0.30		0.48		1.68		28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	—	(0.22)	11.10	13.02	32,295	0.36		0.51		1.79		73
Year ended 12/31/09(f)	9.61	0.06	0.51	0.57	(0.16)	—	(0.16)	10.02	6.00	15,961	0.36	(g)	0.47	(g)	2.23	(g)	28

Class Y
Six months ended 06/30/12	10.72	0.04	0.62	0.66	—	—	—	11.38	6.16	2,449	0.12	(e)	0.30	(e)	0.70	(e)	5
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	—	(0.30)	10.72	(0.79)	2,585	0.15		0.33		1.83		28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	—	(0.24)	11.10	13.17	1,278	0.21		0.36		1.94		73
Year ended 12/31/09	7.77	0.21	2.23	2.44	(0.19)	—	(0.19)	10.02	31.50	1,386	0.21		0.43		2.38		28
Year ended 12/31/08(f)	10.26	0.03	(1.84)	(1.81)	(0.01)	(0.67)	(0.68)	7.77	(17.65)	658	0.21	(g)	0.46	(g)	1.42	(g)	16

Institutional Class
Six months ended 06/30/12	10.78	0.04	0.62	0.66	—	—	—	11.44	6.12	45	0.12	(e)	0.17	(e)	0.70	(e)	5
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	—	(0.31)	10.78	(0.78)	43	0.13		0.13		1.85		28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	—	(0.24)	11.17	13.24	112	0.13		0.13		2.02		73
Year ended 12/31/09	7.82	0.21	2.26	2.47	(0.21)	—	(0.21)	10.08	31.59	100	0.16		0.16		2.43		28
Year ended 12/31/08	14.25	0.18	(5.93)	(5.75)	(0.01)	(0.67)	(0.68)	7.82	(40.36)	63	0.12		0.12		1.50		16
Year ended 12/31/07	13.77	0.28	0.82	1.10	(0.24)	(0.38)	(0.62)	14.25	8.09	97	0.08		0.08		1.91		5

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.78%, 0.77%, 0.82%, 0.80% and 0.80% for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $578,316, $110,496, $129,578, $23,550, $31,519, $2,594 and $45 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

Part B
STATEMENT OF ADDITIONAL INFORMATION
             , 2013
To the
Registration Statement on Form N-14 Filed by:
AIM Growth Series (Invesco Growth Series)
On behalf of Invesco Growth Allocation Fund
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173
(800) 959-4246
Relating to the April 24, 2013 Special Meeting of
Shareholders of Invesco Leaders Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated __________, 2013 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the above-listed mutual fund to be held on April 24, 2013. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

1

Table of Contents

Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Information	3

2

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of the “Target Fund,” as identified below, by the “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Invesco Leaders Fund and Invesco Growth Allocation Fund are series of AIM Growth Series (Invesco Growth Series).

Target Fund:	Acquiring Fund:
Invesco Leaders Fund	Invesco Growth Allocation Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated September 24, 2012, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Leaders Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011947) (“Leaders Fund SAI”).

2.	Supplement dated December 28, 2012 to Leaders Fund SAI (filed via EDGAR on December 31, 2012, Accession No. 0000950123-12-014232).

3.	Statement of Additional Information dated September 24, 2012, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Growth Allocation Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011947) (“Growth Allocation Fund SAI”).

4.	Supplement dated December 28, 2012 to Growth Allocation Fund SAI (filed via EDGAR on December 31, 2012, Accession No. 0000950123-12-014232).

5.	The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2011, with respect to Invesco Growth Allocation Fund (filed via EDGAR on March 9, 2012, Accession No. 0000950123-12-004700).

6.	The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2011, with respect to Invesco Leaders Fund (filed via EDGAR on March 9, 2012, Accession No. 0000950123-12-004700).

7.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2012, with respect to Invesco Growth Allocation Fund (filed via EDGAR on September 7, 2012, Accession No. 0000950123-12-011687).

8.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2012, with respect to Invesco Leaders Fund (filed via EDGAR on September 7, 2012, Accession No. 0000950123-12-011687).
Pro Forma Financial Information
Invesco Leaders Fund into Invesco Growth Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2012. The unaudited pro forma financial information should be

3

read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Leaders Fund	Invesco Growth Allocation Fund	June 30, 2012
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of a reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on June 30, 2012.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	10,097,324	Class A
Class B	3,355,318	Class B
Class C	1,393,650	Class C
Class Y	25,584	Class Y
Under accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at June 30, 2012.
Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of June 30, 2012.

Fund	Net Assets
Invesco Leaders Fund (Target Fund)	$168,678,916
Invesco Growth Allocation Fund (Acquiring Fund)	854,729,060
Invesco Growth Allocation Fund (Pro Forma Combined)	$1,023,407,976
Pro Forma combined net assets and Target Fund net assets have been adjusted for the Target Fund’s expenses expected to be incurred in connection with the reorganization.
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period on July 1, 2011 The pro forma information has

4

been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Administrative services fees (1)	$(9,743)
Distribution fees (2)	(12,096)
Reports to shareholders fees (3)	(7,000)
Professional fees (4)	(32,300)
Trustees’ and officers fees and benefits (5)	(18,840)
Fee waiver and/or expense reimbursements (6)	(112,984)

(1)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the Master Administrative Services Agreement for the Target Fund and the Acquiring Fund.

(2)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees for Class C shares have been adjusted to reflect the contractual rates of the Acquiring Fund.

(3)	Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(6)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund.
No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official

5

closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
     Level 1 — Prices are determined using quoted prices in an active market for identical assets.

6

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 1	Level 2	Level 3	Total
Invesco Leaders Fund (Target Fund)	Equity Securities	$170,127,431	$—	$—	$170,127,431
Invesco Growth Allocation Fund (Acquiring Fund)	Equity Securities	852,434,496	—	—	852,434,496
Invesco Growth Allocation Fund (Pro Forma Combined)	Equity Securities	$1,022,561,927	$—	$—	$1,022,561,927
Note 6 — Reorganization Costs
The estimated total costs of the reorganization for the Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of Total
	Estimated Total	Reorganization Costs to be
	Reorganization Costs	Paid by the Funds
Invesco Leaders Fund (Target Fund)	$130,000	$130,000
Invesco Growth Allocation Fund (Acquiring Fund)	30,000	0
These costs represent the estimated non-recurring expenses of the Target Fund and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Adviser will bear all costs not borne by the Funds.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 8 — Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

7

     At December 31, 2011, the Target Fund had a capital loss carryforward of approximately $71,424,624. At December 31, 2011, the Acquiring Fund had a capital loss carryforward of approximately $222,711,578. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

8

PART C
OTHER INFORMATION
Item 15. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law and; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
Item 16. Exhibits

(1)(a)	-	(1) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on October 28, 2005.

	-	(2) Amendment No. 1, dated October 27, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on November 1, 2005.

	-	(3) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(4) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(5) Amendment No. 4, dated November 8, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(6) Corrected Amendment No. 5, dated May 1, 2008, as corrected August 18, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	-	(7) Amendment No. 6, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	-	(8) Amendment No. 7, dated July 15, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 72 on Form N-1A, filed on July 24, 2009.

-	(9) Amendment No. 8, dated November 4, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 79 on Form N-1A, filed on November 25, 2009.

-	(10) Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 79 on Form N-1A, filed on November 25, 2009.

-	(11) Amendment No. 10, dated December 2, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA 80 on Form N-1A, filed on December 11, 2009.

-	(12) Amendment No. 11, dated February 10, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(13) Amendment No. 12, dated February 26, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(14) Amendment No. 13, dated June 15, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(15) Amendment No. 14, dated October 14, 2010, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 90 on Form N-1A, filed on October 21, 2010.

(16) Amendment No. 15, dated April 1, 2011, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed on April 26, 2011.

(17) Amendment No. 16, dated December 14, 2011, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(18) Amendment No. 17, dated March 1, 2012, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(19) Amendment No. 18, dated September 24, 2012, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 99 on Form N-1A, filed on September 21, 2012.

(2)(a)	-	(1) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on October 28, 2005.

	-	(2) Amendment No. 1, dated August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(3) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(4) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	-	(5) Amendment No. 4, dated April 30, 2010, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(3)(a)	-	Voting Trust Agreements — None

(4)(a)	-	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)(a)	-	Articles II, VI, VII, VIII and IX of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

(6)(a)	-	(1) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	-	(2) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on April 24, 2001.

	-	(3) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on April 26, 2002.

	-	(4) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on April 24, 2003.

	-	(5) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on April 24, 2003.

-	(6) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 55 on Form N-1A, filed on February 13, 2004.

-	(7) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on April 30, 2004.

-	(8) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on April 30, 2004.

-	(9) Amendment No. 8, dated April 29, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on August 11, 2005.

-	(10) Amendment No. 9, dated October 31, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on November 1, 2005.

-	(11) Amendment No. 10, dated January 31, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

-	(12) Amendment No. 11, dated July 1, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

-	(13) Amendment No. 12, dated November 4, 2009, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(14) Amendment No. 13, dated January 1, 2010, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(15) Amendment No. 14, dated February 12, 2010, the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(16) Amendment No. 15, dated April 30, 2010, the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(17) Amendment No. 16, dated December 14, 2011, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(b)	-	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	-	(2) Amendment No. 1, dated November 4, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	-	(3) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. on behalf of Registrant, and each of, Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	-	(4) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	-	(5) Amendment No. 4, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(6) Amendment No. 5, dated December 14, 2011, Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (previously known as Invesco Trimark Ltd.), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(7)(a)	-	(1) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

-	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

-	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

-	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

-	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

-	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

-	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

-	(18) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(19) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(20) Amendment No. 19, dated February 12, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(21) Amendment No. 20, dated February 12, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1 A, filed on April 27, 2010.

-	(22) Amendment No. 21, dated April 30, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(23) Amendment No. 22, dated June 14, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(24) Amendment No. 23, dated October 29, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

-	(25) Amendment No. 24, dated November 29, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

-	(26) Amendment No. 25, dated December 22, 2010, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

-	(27) Amendment No. 26, dated May 23, 2011, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(28) Amendment No. 27, dated May 31, 2011, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(29) Amendment No. 28, dated June 6, 2011, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(30) Amendment No. 29, dated December 14, 2011, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(31) Amendment No. 30, dated December 19, 2011, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(32) Amendment No. 31, dated December 27, 2011, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(33) Amendment No. 32, dated July 30, 2012, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 99 on Form N-1A, filed on September 21, 2012.

(b)	-	(1) Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(2) Amendment No. 1, dated June 1, 2010, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(3) Amendment No. 2, dated June 14, 2010, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(4) Amendment No. 3, dated October 29, 2010, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(5) Amendment No. 4, dated November 29, 2010, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

(6) Amendment No. 5, dated December 19, 2011, to the Second Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended May 4, 2010, by and between Registrant (Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(c)	-	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(d)	-	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 28, 2009.

(8)(a)	-	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2010, incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed on April 26, 2011.

(b)	-	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2010, incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed on April 26, 2011.

(9)(a)	-	Amended and Restated Master Custodian Contract, dated June 1, 2010, between State Street Bank and Trust Company and Registrant, incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

(d)	-	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on December 28, 2001.

(e)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

(10)(a)	-	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

-	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(13) Amendment No. 12, dated February 1, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(14) Amendment No. 13, dated February 13, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares) , incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(15) Amendment No. 14, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(16) Amendment No. 15, dated May 4, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(17) Amendment No. 16, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(18) Amendment No. 17, dated October 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(19) Amendment No. 18, dated November 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(20) Amendment No. 19, dated May 31, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(21) Amendment No. 20, dated June 6, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(22) Amendment No. 21, dated December 14, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(b)	-	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares)(Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

-	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 22, 2010.

	-	(19) Amendment No. 18, dated December 14, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(c)	-	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on February 11, 2008.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

-	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

-	(12) Amendment No. 11, dated November 4, 2009, to the to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

-	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

-	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

-	(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

-	(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

-	(19) Amendment No. 18, dated May 31, 2011, to the First Restated Master

Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(20) Amendment No. 19, dated June 6, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(21) Amendment No. 20, dated December 14, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(d)	-	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(4) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	-	(5) Amendment No. 4, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	-	(6) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 71 on Form N-1A, filed on June 25, 2009.

	-	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 75 on Form N-1A, filed on September 21, 2009.

	-	(8) Amendment No. 7, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	-	(9) Amendment No. 8, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(10) Amendment No. 9, dated June 14, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(11) Amendment No. 10, dated October 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(12) Amendment No. 11, dated November 29, 2010, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(13) Amendment No. 12, dated May 23, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(14) Amendment No. 13, dated May 31, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(15) Amendment No. 14, dated June 6, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(16) Amendment No. 15, dated December 14, 2011, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(e)	-	(1) Master Distribution Plan, effective as of September 25, 2009 (Class S shares), incorporated herein by reference to Registrant’s PEA No. 77 on Form N-1A, filed on September 24, 2009.

	-	(2) Amendment No. 1, dated April 30, 2010, to the Master Distribution Plan (Class S shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(3) Amendment No. 2, dated June 6, 2011, to the Master Distribution Plan (Class S shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(4) Amendment No. 3, dated December 1, 2011, to the Master Distribution Plan (Class S shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(f)	-	(1) First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class Shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

	-	(3) Amendment No. 2, dated April 30, 2010, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(4) Amendment No. 3, dated December 1, 2011, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(g)	-	(1) Master Distribution Plan (Class A, Class B, and Class C shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(2) Amendment No. 1, dated April 30, 2010, to the Master Distribution Plan (Class A, Class B and Class C shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(3) Amendment No. 2, dated May 4, 2010, to the Master Distribution Plan (Class A, Class B and Class C shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(4) Amendment No. 3, dated October 29, 2010, to the Master Distribution Plan (Class A, Class B and Class C shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(5) Amendment No. 4, dated December 1, 2011, to the Master Distribution Plan (Class A, Class B and Class C shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(h)	-	(1) Amended and Restated Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(2) Amendment No. 1, dated April 30, 2010, to the Amended and Restated Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(3) Amendment No. 2, dated October 29, 2010, to the Amended and Restated Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(4) Amendment No. 3, dated May 23, 2011, to the Amended and Restated Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(5) Amendment No. 4, dated December 1, 2011, to the Amended and Restated Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(i)	-	Master Related Agreement to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 24, 2009.

(j)	-	Master Related Agreement to First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

(k)	-	Master Related Agreement to First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(l)	-	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 69 on Form N-1A, filed on September 23, 2008.

(m)	-	(1) Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(2) Amendment No. 1, dated April 30, 2010, to the Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(3) Amendment No. 2, dated October 29, 2010, to the Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 92 on Form N-1A, filed on December 23, 2010.

	-	(4) Amendment No. 3, dated December 19, 2011, to the Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(11)(a)	-	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(12)(a)	-	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	-	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to the Initial Registration Statement on Form N-14, filed on November 12, 2010.

	-	(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed on April 26, 2011.

	-	(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated

Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

(b)	-	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on November 13, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 66 on Form N-1A, filed on April 26, 2007.

	-	(3) Amendment No. 2, dated November 4, 2009, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	-	(4) Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 83 on Form N-1A, filed on February 10, 2010.

	-	(5) Amendment No. 4, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 87 on Form N-1A, filed on April 27, 2010.

	-	(6) Amendment No. 5, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 89 on Form N-1A, filed on July 26, 2010.

	-	(7) Amendment No. 6, dated December 14, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 97 on Form N-1A, filed on April 26, 2012.

	-	(8) Amendment No. 7, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 99 on Form N-1A, filed on September 21, 2012.

(c)	-	Sixth Amended and Restated Memorandum of Agreement, dated November 29, 2010, regarding securities lending waiver, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed on April 26, 2011.

(d)	-	Memorandum of Agreement, dated July 1, 2012, regarding expense limitations, between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 99 on Form N-1A, filed on September 21, 2012.

(e)	-	Memorandum of Agreement, dated July 1, 2012, regarding advisory fee waivers between Registrant and Invesco Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 99 on Form N-1A, filed on September 21, 2012.

(f)	-	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 94 on Form N-1A, filed on April 26, 2011.

(g)	-	Nineteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds effective December 12, 2001, as amended and restated effective July 16, 2012, incorporated herein by reference to Registrant’s PEA No. 99 on Form N-1A, filed on September 21, 2012.

(14)(a)	-	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)(a)	-	Omitted Financial Statements – None.

(16)(a)	-	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

(17)(a)	-	Form of Proxy Cards related to Special Meeting of Shareholders is filed herewith.
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 230.145C], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filled under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by Post-Effective Amendment.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 11th day of January, 2013.

Registrant: AIM GROWTH SERIES (INVESCO GROWTH SERIES)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President
          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	January 11, 2013

/s/ David C. Arch* (David C. Arch)	Trustee	January 11, 2013

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	January 11, 2013

/s/ James T. Bunch* (James T. Bunch)	Trustee	January 11, 2013

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	January 11, 2013

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	January 11, 2013

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	January 11, 2013

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	January 11, 2013

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	January 11, 2013

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	January 11, 2013

/s/ Larry Soll* (Larry Soll)	Trustee	January 11, 2013

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	January 11, 2013

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	January 11, 2013

	SIGNATURE	TITLE	DATE

	/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	January 11, 2013

Vice President & Treasurer
	/s/ Sheri Morris (Sheri Morris)	(Principal Financial and Accounting Officer)	January 11, 2013

*By	/s/ Philip A. Taylor

Philip A. Taylor Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney January 8, 2013, filed herewith.

INDEX

Exhibit
Number	Description

(11)(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

(14)(a)	Consent of PricewaterhouseCoopers LLP

(16)(a)(1)	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Sticker, Taylor and Whalen

(17)(a)	Form of Proxy Cards relating to Special Meeting of Shareholders